Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
21	Transactions with Related Parties

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s audit committee.

Transactions with shareholder

Shareholder’s account is repayable at the discretion of the Board of Directors of the Group and are interest free, therefore classified as part of equity. Movement in shareholder’s account represent net of contributions by the shareholder and distributions to shareholder.

	2023	2022

Transactions in shareholder’s account:
Repayments on behalf of the shareholder	Nil	(626,029)

Changes in shareholders’ account is as follows:
As at January 1	70,391,787	71,017,816
Net movements during the year	Nil	(626,029)
As at December 31	70,391,787	70,391,787

Transactions with other related parties

	2023	2022

Key management personnel remuneration	1,007,761	1,229,114
End of service benefits expense for key management	202,295	61,862

Related party balances as at the year-end are classified as under:

Related Party	Classification	2023	2022

Shareholder	Shareholder’s account (Equity)	70,391,787	70,391,787
BPGIC Holdings Limited	Due from related parties (shareholder)	210,322	34,136
HBS Investments LP	Due from related parties (shareholder)	11,430	10,381
H Capital International LP	Due from related parties (shareholder)	11,043	9,983
O2 Investments Limited as GP	Due from related parties (shareholder)	10,851	9,272
SBD International LP	Due from related parties (shareholder)	51,067	50,014
SD Holding Limited as GP	Due from related parties (shareholder)	22,118	21,842
Gyan Investments Ltd	Due from related parties (shareholder)	10,606	9,010
End of service benefits for key management personnel	Employees’ end of service benefits	46,234	42,204
Salary payables for key management personnel	Trade and accounts payables	150,814	Nil
Brooge International Advisory LLC	Other payable (other related parties)	130,000,000	74,253,965

BIA

In order to determine whether there exists a related party relationship with BIA in accordance to Paragraph (9) of International Accounting Standards (IAS 24). The Group considered the following:

●	Clause 3.4(v) of the Audit Committee (the “Committee”) Charter requires that the Committee review and approve all related-party transactions, defined as those transactions required to be disclosed under Item 7(b) of Form 20-F and NASDAQ Corporate Governance Rule 5630.

●	Clause 3 of the Related Party Transactions Policy of the Company states that, it is the responsibility of the Audit Committee to administer the Related Party Transactions Policy.

●	Commercial license of BIA with issue date of February 11, 2019, which mentions Mrs. Muktar (considered as one of the UBO for the Company) as a Partner in BIA.

●	Commercial license of BIA with issue date of February 10, 2020, which reflects the change in ownership of BIA, with Mrs. Muktar now being removed as a Partner in BIA.

●	Commercial license of BIA with issue date of April 12, 2021, which does not mention Mrs. Muktar as a Partner for BIA.

●	The Company announcement on November 20, 2019, (Form F4 Filed with the SEC) on the planned sale of Mrs. Muktar’s shares in BIA, Al Brooge International Advisory LLC will no longer be a related party.

It is noted that Mrs. Hind has left BIA in her capacity as a shareholder somewhere between November 2019 and February 2020.

The Committee has decided to be conservative on the BIA relationship and hence has considered BIA to be a related party throughout the years until further supporting documentation is obtained to prove otherwise.